U.S. SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24f-2

               Read instructions at end of Form before preparing Form.
                             Please print or type.

 1.  Name and address of issuer:

      WisdomTree Trust
      245 Park Avenue, 35th Floor
      New York, NY  10167


 2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities
     of the issuer, check the box but do not list series or classes):     []

      WisdomTree Asia Pacific ex-Japan Fund
      WisdomTree China ex-State-Owned Enterprises Fund
      WisdomTree Emerging Markets High Dividend Fund
      WisdomTree U.S. SmallCap Dividend Fund
      WisdomTree Global High Dividend Fund
      WisdomTree Europe SmallCap Dividend Fund
      WisdomTree Japan SmallCap Dividend Fund
      WisdomTree Emerging Markets Quality Dividend Growth Fund WisdomTree U.S. SmallCap Quality Dividend Growth Fund WisdomTree U.S. Quality Dividend Growth Fund
      WisdomTree Emerging Markets SmallCap Dividend Fund WisdomTree U.S. High Dividend Fund
      WisdomTree International MidCap Dividend Fund
      WisdomTree U.S. LargeCap Dividend Fund
      WisdomTree International SmallCap Dividend Fund
      WisdomTree Global ex-U.S. Quality Dividend Growth Fund WisdomTree International LargeCap Dividend Fund
      WisdomTree U.S. MidCap Dividend Fund
      WisdomTree International Dividend ex-Financials Fund WisdomTree Global ex-U.S. Real Estate Fund
      WisdomTree U.S. Total Dividend Fund
      WisdomTree International High Dividend Fund
      WisdomTree U.S. Dividend ex-Financials Fund
      WisdomTree International Equity Fund
      WisdomTree International Multifactor Fund
      WisdomTree Germany Hedged Equity Fund
      WisdomTree Japan Hedged Equity Fund
      WisdomTree Japan Hedged SmallCap Equity Fund
      WisdomTree U.S. SmallCap Fund
      WisdomTree Emerging Markets Consumer Growth Fund
      WisdomTree Emerging Markets Multifactor Fund
      WisdomTree India Earnings Fund
      WisdomTree U.S. LargeCap Fund
      WisdomTree Europe Quality Dividend Growth Fund
      WisdomTree Europe Hedged SmallCap Equity Fund
      WisdomTree U.S. MidCap Fund
      WisdomTree Middle East Dividend Fund
      WisdomTree Europe Hedged Equity Fund
      WisdomTree International Hedged Quality Dividend Growth Fund WisdomTree International Quality Dividend Growth Fund WisdomTree India ex-State-Owned Enterprises Fund
      WisdomTree Modern Tech Platforms Fund
      WisdomTree U.S. Quality Shareholder Yield Fund
      WisdomTree U.S. ESG Fund
      WisdomTree U.S. Multifactor Fund
      WisdomTree Emerging Markets ex-State-Owned Enterprises Fund

 3.  Investment Company Act File Number:  811-21864

     Securities Act File Number:  333-132380

 4(a).  Last day of fiscal year for which this Form is filed: 3/31/2020

 4(b).  [] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

        Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c). [] Check box if this is the last time the issuer will be filing this Form.
        Persons who respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.
SEC 2393 (6-02)

 5.  Calculation of registration fee:

   (i)   Aggregate sale price of securities sold during
         the fiscal year pursuant to section 24(f):         $ 5,936,475,957

   (ii)  Aggregate price of securities redeemed or
         repurchased during the fiscal year:       $ 7,681,045,976

   (iii) Aggregate price of securities redeemed or
         repurchased during any prior fiscal year ending
         no earlier than October 11, 1995 that were not
         previously used to reduce registration fees
         payable to the Commission:                 $ 17,328,365,295

   (iv)  Total available redemption credits
         [add Items 5(ii) and 5(iii)]:                    - $ 25,009,411,271

   (v)   Net sales - if Item 5(i) is greater than Item 5(iv)
         [subtract Item 5(iv) from Item 5(i)]:                $ 0

   (vi)  Redemption credits available for use in future years
         - if Item 5(i) is less than Item 5(iv)
         [subtract Item 5(iv) from Item 5(i)]:               $ -19,072,935,314

   (vii) Multiplier for determining registration fee
         (See Instruction C.9):                                  X 0.0001298

   (viii) Registration fee due [multiply
          Item 5(v) by Item 5(vii)]
          (enter "0" if no fee is due):                    = $ 0

 6.  Prepaid Shares

     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0

     If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:0

 7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D): + $ 0

 8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]: $ 0

 9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

           Method of Delivery:

                       []   Wire Transfer

                       []   Mail or other means


                                  SIGNATURES

   This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

     By (Signature and Title)*

               /s/   David Castano
                   -------------------------------------------------------------
                     Treasurer
                   -------------------------------------------------------------


     Date: 6/22/2020
           -----------------

          * Please print the name and title of the signing officer below the signature.